Condensed Statements of Stockholders' Equity (Deficit) (Unaudited) (Parenthetical) - GigCapital4, Inc - $ / shares		1 Months Ended	12 Months Ended
	Feb. 08, 2021	Dec. 31, 2020	Dec. 31, 2020
Sale of common stock price per share		$ 0.0027927	$ 0.0027927
Stock split ratio on common stock	1.2:1	1.2:1
Over-Allotment Option
Founder Shares Subject to Forfeiture			1,170,000